Income Taxes - Components of Effective Tax Rate on Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax provision computed at the federal statutory income tax rate	$ 61,781		$ 42,571		$ 32,494
State and local income taxes, net of federal tax benefits	1,329		505		664
Tax effect of Regulatory Penalty	12	[1]	871	[1]
Valuation allowance			(457)		470
Other	1,706		104		339
Total provision for income taxes	$ 64,828		$ 43,594		$ 33,967
Effective tax rate	36.70%		35.80%		36.60%

[1]	Represents the tax effect of the $2.5 million CFPB penalty paid in 2013, which is nondeductible for tax purposes, in connection with the Regulatory Penalty. See Note 11 for further information.